Income Tax/Deferred Tax - Summary of Reconciliation of Income Tax Charged to Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Before Income Tax for the Year	$ 2,246,089,550	$ 1,186,417,888	$ 438,366,201
Current Tax Rate	35.00%	35.00%	35.00%
Income for the Year at Tax Rate	$ (786,131,343)	$ (415,246,261)	$ (153,428,170)
Income for Equity Instruments	251,730,563	2,233,157	(1,047,282)
Untaxed Income	3,870,468	16,174,322	188,636
Donations and Other Non-deductible Expenses	(1,264,047)	(1,389,003)	(176,552)
Other	(258,587,437)	(15,786,215)	(8,727,332)
Inflation effect	(677,116,204)	(820,227,848)	(550,847,401)
Tax inflation adjustment	860,659,354	785,416,145	598,541,971
Current Income Tax	(270,216,700)	(641,811,863)	(111,606,951)
Deferred Tax Charge	(188,723,015)	345,872,879	21,350,822
Update of the charge tax for inflation effects	(148,680,687)	(155,968,146)	(22,170,686)
Tax Return adjustment from previous fiscal year	781,756	3,081,427	(3,069,315)
Total Income Tax Charge for the Year	$ (606,838,646)	$ (448,825,703)	$ (115,496,130)